Fair Value Measurement (Details) - Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on Revenue and EBITDA Targets - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on Revenue and EBITDA Targets [Abstract]
Current stock price (in Dollars per share)	$ 8.26	$ 10.25
Earnout period – beginning	Jul. 01, 2023	Jul. 01, 2023
Earnout period – end	Dec. 31, 2024	Dec. 31, 2024
Equity volatility, EBITDA volatility	30.00%	25.00%
Operational leverage ratio	65.00%	65.00%
Revenue volatility	10.00%	10.00%
Revenue/stock price correlation	40.00%	45.00%
EBITDA/stock price correlation	30.00%	25.00%
Revenue discount rate	14.27%	9.21%
Dividend yield	0.00%	0.00%